Borrowings (Details Narrative) - TALENTEC SDN. BHD. [Member]		12 Months Ended
	Nov. 22, 2010 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	May 31, 2025 CNY (¥)	Nov. 22, 2010 MYR (RM)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Senior Notes, Current | ¥				¥ 3,172,054.94
Repayments of Short-Term Debt			$ 127,106
Interest Expense, Operating and Nonoperating		$ 3,006	$ 9,467
Credit Facility Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Short-Term Debt	$ 204,860				RM 940,000
Debt Instrument, Interest Rate Terms	interest rate of BLR plus 1.75% p.a.
Secured Debt, Current	$ 435,872				RM 2,000,000
Commission percentage on letter of credit	0.1				0.1
Debt instrument interest rate description	BLR plus 1.75% p.a.
Commission percentage on bank acceptance	0.0185				0.0185
Commission percentage on shipping guarantee	0.001				0.001
Notes Payable to Bank, Current	$ 333,178				RM 1,500,000
Senior Notes, Current	$ 111,059				RM 500,000
Commision depending on tenor description	commission for tender/performance guarantee of 0.13%, 0.155% or 0.18% per month depending on the tenor.
Debt instrument sinking fund, description	The credit facility was secured by: (i) Creation of sinking fund of US$97,732 (RM440,000) to be built up by way of fixed deposits of 44 monthly placement of US$2,221 (RM10,000) together with interest accrued thereon commencing on April 1, 2023; (ii) Joint and several guarantee of Ho Say San and Choo Yeow.